Earnings per share - Earnings per share, basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ordinary Shares
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	$ 0.4698	$ 0.1720	$ 0.0061
Diluted earnings (loss) per share (USD per share)	0.4667	0.1710	0.0060
American Depositary Share
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	2.82	1.03	0.04
Diluted earnings (loss) per share (USD per share)	$ 2.80	$ 1.03	$ 0.04